Financial Instruments - Contractual Maturities of Derivative Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	$ 6,638	$ 8,583
Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	9,196	10,943
Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	3,976	5,674
Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1,279	1,287
Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	805	949
Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	394	618
Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	450	332
Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	2,292	2,083
Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(2,558)	(2,360)
Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	58	188
Interest rate swaps | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	60	192
Interest rate swaps | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	35	101
Interest rate swaps | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	8	68
Interest rate swaps | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	4	20
Interest rate swaps | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	4	1
Interest rate swaps | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	5	1
Interest rate swaps | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	4	1
Interest rate swaps | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(2)	(4)
Forward foreign exchange contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	311	297
Forward foreign exchange contracts | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities		(5)
Forward foreign exchange contracts | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	380	165
Forward foreign exchange contracts | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	214	177
Forward foreign exchange contracts | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	40	(24)
Forward foreign exchange contracts | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	8	33
Forward foreign exchange contracts | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	(1)
Forward foreign exchange contracts | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	118
Forward foreign exchange contracts | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	(15)
Forward foreign exchange contracts | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(69)	132
Currency swaps and options
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	988	1,405
Currency swaps and options | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	3,356	3,662
Currency swaps and options | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	255	605
Currency swaps and options | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	475	265
Currency swaps and options | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	444	474
Currency swaps and options | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	201	405
Currency swaps and options | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	204	198
Currency swaps and options | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1,777	1,715
Currency swaps and options | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(2,368)	(2,257)
Commodity derivatives
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	5,281	6,637
Commodity derivatives | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	5,400	6,866
Commodity derivatives | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	3,472	4,733
Commodity derivatives | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	756	978
Commodity derivatives | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	349	422
Commodity derivatives | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	189	213
Commodity derivatives | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	123	138
Commodity derivatives | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	511	382
Commodity derivatives | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	$ (119)	(229)
Other contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities		56
Other contracts | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities		58
Other contracts | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities		58
Other contracts | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities		0
Other contracts | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities		0
Other contracts | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities		0
Other contracts | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities		0
Other contracts | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities		0
Other contracts | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities		$ (2)